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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Riverpark Capital LLC
Address: 156 West 56th Street,
         24th Floor,
         New York, NY 10019

Form 13F File Number: 28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leibel
Title: Chief Financial Officer
Phone: (212) 484-2108

Signature, Place, and Date of Signing:

     /s/ Alan Leibel             New York, NY                02/11/08
 ------------------------  ------------------------  ------------------------
          (Name)                (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 35 Items

Form 13F Information Table Value Total: $ 576,754 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                    Market                                   Voting
                                                     Value                                  Authority
Name of Issuer            Title of Class   CUSIP   (x $1000) Sh/Prn Amt. Sh/ Prn Discretion   Sole
--------------            -------------- --------- --------- ----------- ------- ---------- ---------
AMERICAN EXPRESS CO       COM            025816109  137,045   2,634,458    SH       Sole    2,634,458
AMERICAN TOWER CORP       CL A           029912201    9,684     227,326    SH       Sole      227,326
ANADIGICS INC             COM            032515108    1,977     170,880    SH       Sole      170,880
APPLE INC                 COM            037833100    6,016      30,373    SH       Sole       30,373
BEST BUY INC              COM            086516101    7,833     148,779    SH       Sole      148,779
BURGER KING HLDGS INC     COM            121208201   14,820     519,810    SH       Sole      519,810
CARNIVAL CORP             PAIRED CTF     143658300   11,292     253,818    SH       Sole      253,818
CELL GENESYS INC          COM            150921104    2,088     907,635    SH       Sole      907,635
CME GROUP INC             COM            12572q105   11,331      16,517    SH       Sole       16,517
COACH INC                 COM            189754104    6,691     218,790    SH       Sole      218,790
COVANTA HLDG CORP         COM            22282e102    4,790     173,180    SH       Sole      173,180
CROCS INC                 COM            227046109    3,351      91,040    SH       Sole       91,040
DISCOVERY HOLDING CO      CL A COM       25468y107    7,579     301,460    SH       Sole      301,460
EBAY INC                  COM            278642103    2,603      78,442    SH       Sole       78,442
E M C CORP MASS           COM            268648102    3,727     201,124    SH       Sole      201,124
EQUINIX INC               COM            29444u502    8,898      88,037    SH       Sole       88,037
GOLDMAN SACHS GROUP       COM            38141g104  125,270     582,518    SH       Sole      582,518
GOOGLE INC                CL A           38259p508   11,388      16,469    SH       Sole       16,469
GREAT WOLF RESORTS INC    COM            391523107    2,991     304,865    SH       Sole      304,865
GRUBB & ELLIS CO          COM PAR $0.01  400095204    3,460     539,752    SH       Sole      539,752

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
                                                    Market                                   Voting
                                                     Value                                  Authority
Name of Issuer            Title of Class   CUSIP   (x $1000) Sh/Prn Amt. Sh/ Prn Discretion   Sole
--------------            -------------- --------- --------- ----------- ------- ---------- ----------
IRON MTN INC              COM            462846106    4,834     130,572    SH       Sole       130,572
LAS VEGAS SANDS CORP      COM            517834107    2,072      20,106    SH       Sole        20,106
MONSTER WORLDWIDE INC     COM            611742107    9,499     293,178    SH       Sole       293,178
NATIONAL CINEMEDIA INC    COM            635309107    3,429     136,005    SH       Sole       136,005
NII HLDGS INC             CL B NEW       62913f201    4,601      95,215    SH       Sole        95,215
PRICELINE COM INC         COM NEW        741503403    5,158      44,903    SH       Sole        44,903
SCHLUMBERGER LTD          COM            806857108    4,044      41,115    SH       Sole        41,115
SCHWAB CHARLES CORP NEW   COM            808513105  115,873   4,535,165    SH       Sole     4,535,165
SKILLSOFT PLC             SPONSORED ADR  830928107    4,781     500,061    SH       Sole       500,061
STANLEY INC               COM            854532108    4,229     132,065    SH       Sole       132,065
TARGET CORP               COM            87612e106    6,129     122,575    SH       Sole       122,575
TERREMARK WORLDWIDE INC   COM NEW        881448203    7,923   1,218,966    SH       Sole     1,218,966
VAIL RESORTS INC          COM            91879q109   12,237     227,411    SH       Sole       227,411
VORNADO RLTY TR           SH BEN INT     929042109    4,445      50,539    SH       Sole        50,539
XTO ENERGY INC            COM            98385x106    4,668      90,890    SH       Sole        90,890
                                                    576,754  15,144,039                     15,144,039